<SEC-DOCUMENT>
<SEQUENCE>1
<FILENAME>r13f2q06w-a.txt


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [ X ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Winslow Capital Management, Inc.
Address: 	4720 IDS Tower
         	80 South Eighth Street
         	Minneapolis, MN 55402

13F File Number:  28-03676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stacey Newstrum
Title:     Trader
Phone:     612-376-9121
Signature, Place, and Date of Signing:

     /s/ Stacey Newstrum     Minneapolis, MN     October 31, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     58

Form13F Information Table Value Total:     $872,869 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

										                      Voting Authority
	Class				Value		Shs/		Sh/ Put/  Inv	Other
Issuer Name	Title	CUSIP		(x$1000)	Prn Amt		Prn Call  Dsn	Mgrs	Sole    Shared	  None
ALCON INC	COM	H01301102	 9,120		 92,540		SH	Sole		 86,930		 5,610
ALLERGAN	COM	018490102	12,919	        120,450		SH	Sole		113,050		 7,400
AMERICA MV ADR	COM	02364W105	20,593		619,160		SH	Sole		581,360		37,800
AMRCN EXPRESS	COM	025816109	18,283		343,530		SH	Sole		322,470		21,060
AMGEN INC	COM	031162100	11,265		172,693		SH	Sole		162,243		10,450
BEA SYSTEMS	COM	073325102	 9,914		757,350		SH	Sole		710,750		46,600
CAREMARK RX	COM	141705103	20,444		409,944		SH	Sole		384,624		25,320
CHICAGO MERC	COM	167760107	15,842		 32,255		SH	Sole		 30,310		 1,945
CISCO SYS	COM	17275R102	23,329	      1,194,530		SH	Sole	      1,121,040		73,490
COACH INC	COM	189754104	13,105		438,300		SH	Sole		412,300		26,000
COMCAST CL A	COM	20030N200	12,230		373,100		SH	Sole		350,600		22,500
COMVERSE TECH	COM	205862402	 8,647		437,360		SH	Sole		410,400		26,960
CONSOL ENERGY	COM	20854P109	 4,458		 95,430		SH	Sole		 89,270		 6,160
CORNING INC	COM	219350105	12,807		529,423		SH	Sole		497,523		31,900
CSX CORP	COM	126408103	 8,868		125,900		SH	Sole		118,300		 7,600
CVS CORP	COM	126650100	14,009		456,320		SH	Sole		427,970		28,350
DANAHER CORP	COM	235851102	26,033		404,739		SH	Sole		379,589		25,150
EBAY INC	COM	278642103	 9,073		309,752		SH	Sole		291,072		18,680
ECOLAB INC	COM	278865100	 9,472		233,420		SH	Sole		218,920		14,500
EMERSON ELEC	COM	291011104	11,767		140,400		SH	Sole		131,910		 8,490
EXXON MOBIL	COM	30231G102	 8,785		143,200		SH	Sole		134,500		 8,700
FASTENAL CO	COM	311900104	12,919		320,638		SH	Sole		301,378		19,260
FISHER SCNTFC	COM	338032204	 8,396		114,941		SH	Sole		107,821		 7,120
FRANKLIN RSRCS	COM	354613101	21,402		246,537		SH	Sole		231,157		15,380
GENENTECH INC	COM	368710406	15,938		194,837		SH	Sole		182,797		12,040
GENERAL ELEC	COM	369604103	29,546		896,415		SH	Sole		841,735		54,680
GILEAD SCIENCE	COM	375558103	13,449		227,340		SH	Sole		213,540		13,800
GOLDMAN SACHS	COM	38141G104	28,784		191,343		SH	Sole		179,693		11,650
GOOGLE CL A	COM	38259P508	35,756		85,270		SH	Sole		79,950		 5,320
HARRAH'S ENT	COM	413619107	13,159		184,870		SH	Sole		173,790		11,080
HEWLETT-PCKRD	COM	428236103	10,847		342,400		SH	Sole		321,800		20,600
KOHLS CORP	COM	500255104	11,210		189,610		SH	Sole		177,760		11,850
LINEAR TECH	COM	535678106	20,318		606,700		SH	Sole		570,300		36,400
LOWE'S COMP	COM	548661107	11,071		182,474		SH	Sole		170,994		11,480
MEDTRONIC 	COM	585055106	 8,646		184,280		SH	Sole		172,600		11,680
MERRILL LYNCH	COM	590188108	 8,759		125,921		SH	Sole		118,221		 7,700
MONSANTO CO	COM	61166W101	12,341		146,580		SH	Sole		137,400		 9,180
NAVTEQ CORP	COM	63936L100	13,124		293,730		SH	Sole		275,760		17,970
NETWORK APP	COM	64120L104	15,508		439,331		SH	Sole		412,831		26,500
NII HOLDINGS	COM	62913F201	13,557		240,450		SH	Sole		225,540		14,910
PAYCHEX INC	COM	704326107	11,278		289,318		SH	Sole		271,618		17,700
PRCTR & GMBL    COM     742718109       24,579          442,064         SH      Sole            414,614         27,450
QUALCOMM INC	COM	747525103	28,546		712,399		SH	Sole		668,599		43,800
QUEST DIAGNS	COM	74834L100	12,093		201,820		SH	Sole		189,390		12,430
ROBERT HALF	COM	770323103	 8,971		213,590		SH	Sole		200,190		13,400
ROCKWELL COLL	COM	774341101	 9,464		169,400		SH	Sole		159,000		10,400
SALESFRC.COM	COM	79466L302	 5,705		214,000		SH	Sole		201,100		12,900
SAP AG ADR	COM	803054204	17,810		339,100		SH	Sole		318,280		20,820
SCHLUMBERGER	COM	806857108	31,474		483,390		SH	Sole		453,710		29,680
SLM CORP	COM	78442P106	27,486		519,385		SH	Sole		487,675		31,710
T ROWE PRICE	COM	74144T108	 7,042		186,240		SH	Sole		174,420		11,820
TARGET CORP	COM	87612E106	12,298		251,650		SH	Sole		236,020		15,630
TEXAS INSTRMNTS	COM	882508104	 9,091		300,120		SH	Sole		282,120		18,000
UNITED TECH	COM	913017109	26,812		422,770		SH	Sole		396,800		25,970
WALGREEN CO	COM	931422109	19,500		434,885		SH	Sole		408,035		26,850
WESCO INTL	COM	95082P105	 7,976		115,600		SH	Sole		108,600		 7,000
YAHOO! INC	COM	984332106	19,425		588,643		SH	Sole		552,563		36,080
ZIMMER HDGS	COM	98956P102	 7,627		134,466		SH	Sole		126,046		 8,420

</SEC-DOCUMENT>